EATON VANCE DIVERSIFIED CURRENCY INCOME FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE STRATEGIC INCOME FUND
Supplement to Prospectus dated March 1, 2012

Effective December 6, 2012, information concerning portfolio management under “Fund Summaries,” “Management” and “Further Information about the Portfolios” in the Prospectus is amended to remove Mark S. Venezia, who will be retiring from the Eaton Vance organization.  As of such date, Fund and Portfolio management teams will include the following individuals:

Fund/Portfolio	Portfolio Managers
Eaton Vance Diversified Currency Income Fund and International Income Portfolio	John R. Baur Michael A. Cirami
Eaton Vance Emerging Markets Local Income Fund and Eaton Vance Emerging Markets Local Income Portfolio	John R. Baur Michael A. Cirami
Global Macro Absolute Return Fund and Global Macro Portfolio	John R. Baur Michael A. Cirami Eric A. Stein
Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio	John R. Baur Michael A. Cirami Eric A. Stein
Strategic Income Fund	Eric A. Stein Kathleen C. Gaffney
Global Opportunities Portfolio	Eric A. Stein Kathleen C. Gaffney

Information about Messrs. Baur, Cirami and Stein is included under “Management” in the prospectus.  Ms. Gaffney joined Eaton Vance in 2012 and is a Vice President of Eaton Vance and BMR.  Prior to joining Eaton Vance, Ms. Gaffney was a vice president and portfolio manager at Loomis, Sayles & Company for more than five years.

November 27, 2012	6455-11/12 GMIIFPS3

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE STRATEGIC INCOME FUND
Supplement to Statement of Additional Information dated March 1, 2012

The following are effective December 6, 2012:

1.  The following persons will replace Mark S. Venezia, who will be retiring from the Eaton Vance organization, as President of the indicated Portfolios:

Name and Year of Birth	Portfolio Position	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
MICHAEL A.CIRAMI 1975	President of EMLIP and GMP	Since 2012	Vice President of Eaton Vance and BMR. Officer of 2 registered investment companies managed by Eaton Vance or BMR.
ERIC A. STEIN 1980	President of GMARAP and GOP	Since 2012	Vice President of Eaton Vance and BMR. Officer of 2 registered investment companies managed by Eaton Vance or BMR.
JOHN R. BAUR 1970	President of IIP	Since 2012	Vice President of Eaton Vance and BMR. Officer of 1 registered investment companies managed by Eaton Vance or BMR.

2.  The following replaces the first and second paragraph under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund and Portfolio are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund or a Portfolio.  The following table shows, as of the Funds’ and the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John R. Baur(1)
Registered Investment Companies	8	$18,024.2	0	$0
Other Pooled Investment Vehicles	2	$467.1	0	$0
Other Accounts	0	$0	0	$0
Michael A. Cirami(1)
Registered Investment Companies	8	$18,094.8	0	$0
Other Pooled Investment Vehicles	2	$467.1	0	$0
Other Accounts	0	$0	0	$0
Eric A. Stein(2)
Registered Investment Companies	5	$19,530.4	0	$0
Other Pooled Investment Vehicles	2	$1,057.9	0	$0
Other Accounts	0	$0	0	$0
Kathleen C. Gaffney*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1)

This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance fund family.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

(2)

This portfolio manager serves as portfolio manager of one or more registered investment companies and a pooled investment vehicle that invests or may invest in one or more underlying registered investment companies in the Eaton Vance fund family.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

*

Information as of October 31, 2012.  Ms. Gaffney became a portfolio manager of Strategic Income Fund effective December 6, 2012.

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2011 and in the Eaton Vance Family of Funds as of December 31, 2011.  Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in all Registered Funds in the Eaton Vance Family of Funds
Diversified Currency Income Fund
John R. Baur	None	$100,001 - $500,000
Michael A. Cirami	None	$100,001 - $500,000
Emerging Markets Local Income Fund
John R. Baur	$1 - $10,000	$100,001 - $500,000
Michael A. Cirami	$100,001 - $500,000	$100,001 - $500,000
Global Macro Absolute Return Fund
John R. Baur	$10,001 - $50,000	$100,001 - $500,000
Michael A. Cirami	$50,001 - $100,000	$100,001 - $500,000
Eric A. Stein	$10,001 - $50,000	$100,001 - $500,000
Global Macro Absolute Return Advantage Fund
John R. Baur	$1 - $10,000	$100,001 - $500,000
Michael A. Cirami	$50,001 - $100,000	$100,001 - $500,000
Eric A. Stein	$1 - $10,000	$100,001 - $500,000
Strategic Income Fund
Kathleen C. Gaffney*	None	None
Eric A. Stein	$1 - $10,000	$100,001 - $500,000

*

Information as of October 31, 2012.  Ms. Gaffney became a portfolio manager of Strategic Income Fund effective December 6, 2012.

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s or a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other.  For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio or the Fund and other accounts he advises.  In addition, due to differences in the investment strategies or restrictions between a Portfolio or a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio or the Fund.  In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account.  The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.  The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

November 27, 2012

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND
Supplement to Summary Prospectus
dated March 1, 2012

Effective December 6, 2012, the following replaces
“Portfolio Managers” under “Management” in “Fund Summary”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2008.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2008.

November 27, 2012	6456-11/12 IISPS

EATON VANCE EMERGING MARKETS

LOCAL INCOME FUND
Supplement to Summary Prospectus
dated March 1, 2012

Effective December 6, 2012, the following replaces
“Portfolio Managers” under “Management” in “Fund Summary”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2008.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2008.

November 27, 2012	6457-11/12 EMLISPS

EATON VANCE GLOBAL MACRO

ABSOLUTE RETURN FUND
Supplement to Summary Prospectus
dated March 1, 2012

Effective December 6, 2012, the following replaces
“Portfolio Managers” under “Management” in “Fund Summary”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2008.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2008.

Eric A. Stein, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2010.

November 27, 2012	6458-11/12 GMARSPS

EATON VANCE GLOBAL MACRO ABSOLUTE

RETURN ADVANTAGE FUND
Supplement to Summary Prospectus
dated March 1, 2012

Effective December 6, 2012, the following replaces
“Portfolio Managers” under “Management” in “Fund Summary”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since inception in 2010.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since inception in 2010.

Eric A. Stein, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since inception in 2010.

November 27, 2012	6459-11/12 GMARADVSPS

EATON VANCE STRATEGIC INCOME FUND
Supplement to Summary Prospectus
dated March 1, 2012

Effective December 6, 2012, the following replaces
“Portfolio Managers” under “Management” in “Fund Summary”:

Eric A. Stein, Vice President of Eaton Vance, has managed the Fund since 2009.

Kathleen C. Gaffney, Vice President of Eaton Vance, has managed the Fund since 2012.

November 27, 2012	6460-11/12 SIPSPS

EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE LOW DURATION GOVERNMENT INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2012

Effective December 6, 2012, Susan Schiff will replace Mark S. Venezia, who will be retiring from the Eaton Vance organization, as President of the Government Obligations Portfolio (“GOP”) and the Short-Term U.S. Government Portfolio (“STGP”).  The following replaces Mr. Venezia’s information in the table “Principal Officers who are Not Trustees” under “Management and Organization”:

Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
SUSAN SCHIFF 1961	President of GOP and STGP	Since 2012	Vice President of Eaton Vance and BMR. Officer of 2 registered investment companies managed by Eaton Vance or BMR.

November 27, 2012